Restructuring - Schedule of Change in Accrued Restructuring Balance (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 3,896	$ 0
Charges	292	6,431
Payments	(3,320)	(2,535)
Ending Balance	$ 868	$ 3,896